NOTES PAYABLE RELATED PARTY	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
NOTES PAYABLE RELATED PARTY

NOTE 4 – NOTES PAYABLE RELATED PARTY

Mr. Lazar, the Company’s Court-appointed custodian is considered a related party. During the nine months ended September 30, 2025, he extended $8,534 in interest free demand loans to the Company. As of September 30, 2025 and December 31, 2024 the amount dues to Mr. Lazar were $12,554 and $4,020, respectively.

NOTE 4 – NOTES PAYABLE RELATED PARTY

Mr. Lazar, the Company’s Court-appointed custodian is considered a related party. During the years ended December 31, 2024 and 2023, he extended $1,074 and $798, respectively in interest free demand loans to the Company. As of December 31, 2024 the amount due to Mr. Lazar was $4,020.